Derivative Financial Instruments (Details) (Swap, USD $)	0 Months Ended	12 Months Ended
	Apr. 15, 2013	Dec. 28, 2014	Dec. 29, 2013
Derivative Financial Instruments
Term of derivative instrument	5 years
Notional amount	$ 422,700,000	$ 359,700,000
Designated as hedging instruments
Derivative Financial Instruments
Total derivatives designated as hedging instruments		656,000	4,831,000
Designated as hedging instruments | Cash flow hedge
Derivative Financial Instruments
Amount of Gain Recognized in Earnings on Derivative, Net of Tax (Ineffective Portion)		9,000
Designated as hedging instruments | Cash flow hedge | Interest expense, net
Derivative Financial Instruments
Amount of Loss Recognized in AOCI on Derivative, Net of Tax (Effective Portion)		(2,495,000)
Designated as hedging instruments | Other assets
Derivative Financial Instruments
Fair value of derivative assets		3,082,000	5,460,000
Designated as hedging instruments | Accrued expenses
Derivative Financial Instruments
Fair value of derivative liabilities		$ (2,426,000)	$ (629,000)
LIBOR
Derivative Financial Instruments
Interest rate (as a percent)	1.7325%	1.5995%
Floor rate (as a percent)		1.00%